Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 012
EBP, Description of Plan [Line Items]
Plan Termination	Plan Termination
Although it has not expressed any intent to do so, NOC has the right under the Plan to discontinue contributions at any time and NOC has the right under the Plan to terminate the Plan, subject to the provisions of ERISA. In the event of Plan termination, affected participants will become 100% vested in their accounts.